Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2015:
Valuation allowance for mortgage loans on real estate	$1,464	$(390)	$—	$—	$1,074
Valuation allowance for uncollectible agents balances	4,400	(91)	—	(1)	4,310
Valuation allowance for uncollectible accounts	32	(32)	—	—	—
Total	$5,896	$(513)	$—	$(1)	$5,384
2014:
Valuation allowance for mortgage loans on real estate	$2,047	$(583)	$—	$—	$1,464
Valuation allowance for uncollectible agents balances	4,462	(64)	—	(2)	4,400
Valuation allowance for uncollectible accounts	22	10	—	—	32
Total	$6,531	$(637)	$—	$(2)	$5,896
2013:
Valuation allowance for mortgage loans on real estate	$3,646	$(1,599)	$—	$—	$2,047
Valuation allowance for uncollectible agents balances	4,530	(68)	—	—	4,462
Valuation allowance for uncollectible accounts	16	6	—	—	22
Total	$8,192	$(1,661)	$—	$—	$6,531